Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Restricted shares
Share-Based Compensation
Schedule of non-vested restricted share activity

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2008	2,096,848	US$	5.22
Granted	24,000	US$	3.89
Vested	(530,212)	US$	5.24
Forfeited	(31,344)	US$	9.59
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02

Schedule of compensation cost recognized

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	1,113	1,103	1,047	166
Selling expenses	724	717	612	97
General and administrative expenses	16,712	15,206	14,606	2,321
Research and development expenses	205	225	192	30
Total compensation cost recognized for restricted shares	18,754	17,251	16,457	2,614

Stock options
Share-Based Compensation
Summary of stock options activity

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2008	4,363,213	US$	10.32
Granted	503,000	US$	6.65
Exercised	(159,417)	US$	4.16		US$	(1,857)
Forfeited	(147,557)	US$	7.16
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Vested and expected to vest as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Exercisable as of December 31, 2011	2,566,125	US$	4.56	6.68 years	US$	1,234

Schedule of weighted average assumptions used to estimate the grant date fair value of stock options

	Year ended December 31,
	2009	2010	2011

Expected volatility	73%	73%	94%
Expected dividends yield	0%	0%	0%
Expected term	5.96 years	6.20 years	6.07 years
Risk-free interest rate (per annum)	3.58%	2.10%	1.74%
Estimated fair value of underlying ordinary shares (per share)	US$4.51	US$7.70	US$6.72

Schedule of compensation cost recognized

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	2,562	3,236	5,128	815
Selling expenses	8,839	9,672	9,212	1,464
General and administrative expenses	44,157	42,152	39,104	6,212
Research and development expenses	1,715	2,442	3,957	629
Total compensation cost recognized for stock options	57,273	57,502	57,401	9,120